Trade receivables (Details 3) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of overdue amounts [line items]
Total trade receivables, net	$ 8,005	$ 8,217
Trade receivables [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	8,005	8,217
Trade receivables [member] | Current [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	7,639	7,714
Trade receivables [member] | Not later than one month [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	162	150
Trade receivables [member] | Later than one month and not later than three months [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	99	118
Trade receivables [member] | Later than three months and not later than six months [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	63	102
Trade receivables [member] | Later than six months and not later than one year [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	28	77
Trade receivables [member] | Later than one year [member]
Analysis of overdue amounts [line items]
Total trade receivables, net	97	149
Trade receivables [member] | Provision for doubtful receivable [member]
Analysis of overdue amounts [line items]
Provision for doubtful receivable	$ (83)	$ (93)	$ (95)	$ (126)